Equipment Financings	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Capital Lease Obligations [Abstract]
Equipment Financings

7. Equipment Financings

The Company leases certain laboratory equipment under arrangements accounted for as capital leases and classified as equipment financings. The financed equipment is depreciated on a straight-line basis over periods ranging from approximately 3 to 7 years. The total gross value of fixed assets capitalized under such financing arrangements was approximately $2,295,000 and $2,526,000 at December 31, 2017 and September 30, 2018, respectively. Total accumulated depreciation related to financed equipment was approximately $759,000 and $1,030,000 at December 31, 2017 and September 30, 2018, respectively. Total depreciation expense related to financed equipment during the three months ended September 30, 2017 and 2018 was approximately $52,000 and $115,000, respectively, and was approximately $160,000 and $271,000 during the nine months ended September 30, 2017 and 2018, respectively.

The following schedule sets forth the remaining future minimum lease payments outstanding under financed equipment arrangements, as well as corresponding remaining sales tax and maintenance obligation payments that are expensed as incurred and due within each respective year ending December 31, as well as the present value of the total amount of the remaining minimum lease payments, as of September 30, 2018:

		Maintenance
	Minimum	and Sales Tax
	Lease	Obligation
	Payments	Payments
2018 (remaining three months)	$154,538	$30,237
2019	613,448	88,599
2020	464,152	67,752
2021	303,228	53,252
2022	262,974	53,493
Thereafter	262,952	40,641
Total payments	2,061,292	333,974
Less amount representing interest	(473,166)	—
Present value of payments	$1,588,126	$333,974

The aggregate weighted average effective annual interest rate associated with equipment financings was 13.51% and 12.53% at December 31, 2017 and September 30, 2018, respectively, and the maturity dates on such outstanding arrangements range from February 2019 to September 2024. During the three months ended September 30, 2017 and 2018, total interest expense related to equipment financings of approximately $38,000 and $60,000, respectively, was recorded to the Company’s unaudited condensed statements of operations and comprehensive loss, and approximately $118,000 and $168,000 was recorded during the nine months ended September 30, 2017 and 2018, respectively. At September 30, 2018, the present value of minimum lease payments due within one year was approximately $572,000.

8. Equipment Financings

The Company leases certain laboratory equipment under arrangements accounted for as capital leases and classified as equipment financings. The financed equipment is depreciated on a straight-line basis over periods ranging from 5 to 7 years. The total gross value of fixed assets capitalized under such financing arrangements was approximately $1,560,000 and $2,295,000 at December 31, 2016 and 2017, respectively. Total accumulated depreciation related to financed equipment was approximately $525,000 and $759,000 at December 31, 2016 and 2017, respectively, and total depreciation expense was approximately $119,000 and $234,000, respectively. Fixed asset purchases totaling approximately $975,000 and $719,000 during the years ended December 31, 2016 and 2017, respectively, were recorded as equipment financings. During the year ended December 31, 2016, fixed assets with an aggregate net book value of approximately $270,000, which had previously been recorded as equipment financings with remaining outstanding balances owed totaling approximately $240,000, were effectively disposed of and replaced with upgraded equipment recorded as equipment financings.

On September 15, 2017, and as amended on October 17, 2017, the Company executed an equipment financing commitment with a third-party lender for total proceeds to the Company of approximately $151,000, which was funded by the lender on November 2, 2017. Under the terms of the amended equipment financing agreement, which was accounted for as a sale-leaseback transaction, fixed assets previously purchased by the Company with aggregate gross and net book values of approximately $167,000 and $162,000, respectively, were granted as a security interest to the third-party lender, with the principal balance plus interest to be repaid in 36 monthly installments of $4,884 totaling approximately $176,000 through October 2020.

During the year ended December 31, 2017, certain machinery and equipment with aggregate gross, accumulated depreciation, and net book values of approximately $189,000, $155,000 and $34,000, respectively, were exchanged with a lender as partial payment on an outstanding equipment financing obligation balance.

The following schedule sets forth the remaining future minimum lease payments outstanding under financed equipment arrangements, as well as corresponding remaining sales tax and maintenance obligation payments that are expensed and accrued as incurred and due within each respective year ending December 31, as well as the present value of the total amount of the remaining minimum lease payments as of December 31, 2017:

		Maintenance
	Minimum	and Sales Tax
	Lease	Obligation
	Payments	Payments
2018	$438,737	$63,602
2019	460,166	67,394
2020	406,868	55,205
2021	302,229	44,281
2022	268,018	38,479
Thereafter	253,951	39,881

Total payments	2,129,969	308,842
Less amount representing interest	570,914	—

Present value of payments	$1,559,055	$308,842

The aggregate weighted average effective annual interest rate related to the equipment financings was 13.18% and 13.51% at December 31, 2016 and 2017, respectively, and the maturity dates on such outstanding arrangements range from June 2018 to September 2024. During the years ended December 31, 2016 and 2017, total interest expense related to equipment financings of $49,000 and $171,000, respectively, was recorded to the Company’s statement of operations and comprehensive loss. At December 31, 2017, the present value of minimum lease payments due within one year was approximately $409,000.

On January 26, 2018, the Company executed a lease agreement with a third-party lender to finance approximately $250,000 of planned fixed asset purchases. Under the terms of the lease agreement, upon lease commencement and repayment, which occurs once the Company has financed equipment purchases for the full amount available under the lease agreement, the Company is required to make 22 payments of $11,081 per month during the initial term of the agreement, subject to adjustment in the event of an increase in three-year Treasury note rates prior to lease commencement and repayment. Until lease commencement and repayment, the Company is required to pay pro-rated equipment rental charges of any equipment financed under this lease. The Company expects lease commencement and repayment to occur by June 30, 2018. Through the date that these financial statements were available to be issued, approximately $78,000 of equipment purchases had been financed under this lease agreement (see Note 18).